Segment Information - Summary of Company's Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenue	$ 114,860	$ 93,025
Cost of sales, excluding depletion	16,845	14,046
Depletion	35,704	33,124
Stream, royalty and other interests impairments	408	8,877
Gain on revaluation of Vale Royalties financial instrument	(5,887)
Other	1,011	527
Income (loss) before taxes	44,853	24,276
Cash flow from operating activities	81,139	65,616
Cash and cash equivalents	16,166	113,776	$ 6,971
Assets	620,858	649,921
Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	16,845	14,046
Depletion	35,704	33,124
Stream, royalty and other interests impairments	408	8,877
Gain on revaluation of Vale Royalties financial instrument	(5,887)
Other		392
Income (loss) before taxes	67,790	36,586
Cash flow from operating activities	91,035	73,410
Assets	570,039	477,716
Operating segments [member] | FIJI | Vatukoula [member]
Disclosure of operating segments [line items]
Assets	27,716
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		135
Income (loss) before taxes	(22,937)	(12,310)
Cash flow from operating activities	(9,896)	(7,794)
Cash and cash equivalents	16,166	113,776
Investments	24,056	46,936
Other assets	10,597	11,493
Assets	50,819	172,205
Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	(17,968)	(13,868)
Cash flow from operating activities	(11,492)	(7,728)
Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	(645)	(345)
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	(1,659)	3,830
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Finance (expense) income, net
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	(1,654)	(1,792)
Cash flow from operating activities	38	94
Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		135
Income (loss) before taxes	(1,011)	(135)
Cash flow from operating activities	1,558	(160)
Black Fox [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	5,504	7,391
Bracemac-McLeod [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	1,089	2,142
Chapada [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	49,709	52,672
Diavik [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	7,742	10,564
Hounde [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	31,179	33,374
Karma [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	7,263	9,356
Santa Elena [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	1,152	1,511
Yamana Silver Stream [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	37,954	48,369
Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	93,221	89,724
Aurizona Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	11,124	11,539
Hod Maden [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	69,131	102,484
Hugo North Extension and Heruga Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	56,628	51,592
Fruta del Norte [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	31,174	33,377
Relief Canyon [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	18,910	23,621
Vale Royalties Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	120,543	0
Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	1,309	1,194
Depletion	1,888	1,014
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	957	1,485
Cash flow from operating activities	2,845	2,500
Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	1,610	3,816
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	2,193	4,924
Cash flow from operating activities	3,802	6,633
Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	824	1,619
Depletion	1,935	3,843
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	1,306	2,722
Cash flow from operating activities	3,241	6,438
Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	2,568	2,552
Depletion	280	312
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	6,938	6,885
Cash flow from operating activities	7,357	7,100
Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	815	1,067
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	9,029	7,783
Cash flow from operating activities	9,444	7,950
Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	2,304	1,256
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	4,063	2,046
Cash flow from operating activities	4,465	1,408
Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	4,711	2,820
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	5,788	4,276
Cash flow from operating activities	10,499	7,096
Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	1,545	1,485
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	3,942	1,461
Cash flow from operating activities	4,995	3,234
Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	2,422	2,393
Stream, royalty and other interests impairments	408	1,015
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	5,402	5,238
Cash flow from operating activities	8,658	7,553
Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	4,541	3,021
Depletion	2,963	2,914
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	7,614	3,969
Cash flow from operating activities	10,577	6,883
Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	3,372	2,085
Stream, royalty and other interests impairments	0	7,862
Gain on revaluation of Vale Royalties financial instrument	0
Other		392
Income (loss) before taxes	4,275	(7,623)
Cash flow from operating activities	7,097	3,075
Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	7,603	5,660
Depletion	10,415	10,119
Stream, royalty and other interests impairments	0	0
Gain on revaluation of Vale Royalties financial instrument	0
Other		0
Income (loss) before taxes	7,442	3,420
Cash flow from operating activities	17,857	13,540
Iron Ore [Member] | Vale Royalties Segment [Member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0
Depletion	1,444
Stream, royalty and other interests impairments	0
Gain on revaluation of Vale Royalties financial instrument	(5,887)
Income (loss) before taxes	8,841
Cash flow from operating activities	198
Sales [member]
Disclosure of operating segments [line items]
Total revenue	71,722	58,660
Sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	71,722	58,660
Sales [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Finance (expense) income, net
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	4,154	3,693
Sales [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	4,065	8,184
Sales [member] | Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	9,786	9,749
Sales [member] | Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Total revenue	10,499	7,096
Sales [member] | Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	2,640	835
Sales [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	15,118	9,904
Sales [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	25,460	19,199
Sales [member] | Iron Ore [Member] | Vale Royalties Segment [Member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	43,138	34,365
Royalty revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	43,138	34,365
Royalty revenue [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Finance (expense) income, net
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Other Royalties [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	4,900	4,000
Royalty revenue [member] | Other Royalties [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	1,000	1,100
Royalty revenue [member] | Other Royalties [member] | UNITED STATES
Disclosure of operating segments [line items]
Total revenue		600
Royalty revenue [member] | Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	3,803	8,740
Royalty revenue [member] | Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue		8,100
Royalty revenue [member] | Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	9,844	8,850
Royalty revenue [member] | Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Total revenue	6,367	3,302
Royalty revenue [member] | Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	5,487	2,946
Royalty revenue [member] | Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	5,592	7,811
Royalty revenue [member] | Copper [member] | Bracemac-McLeod [member]
Disclosure of operating segments [line items]
Total revenue	2,800	1,400
Royalty revenue [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	7,647	2,716
Royalty revenue [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	0	$ 0
Royalty revenue [member] | Iron Ore [Member] | Vale Royalties Segment [Member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	$ 4,398